Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Cash and Cash Equivalents

6.Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2020 and 2019, consisted of:

	2020		2019
Cash and bank accounts	Ps.	5,094,610	Ps.	1,758,262
Short-term investments (1)		23,963,483		25,694,003
Total cash and cash equivalents	Ps.	29,058,093	Ps.	27,452,265

(1)Highly-liquid investments with an original maturity of three months or less at the date of acquisition.